UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net loss	$ (10,017)	$ (6,769)
Non-cash adjustments to reconcile net loss to net cash:
Expenses paid for by stockholder and contributed as capital		1,769
Accrued liabilities	10,000
FINANCING ACTIVITIES
Proceeds from issuance of common stock		415
Net cash used in operating activities	(17)	5,000
Net cash provided by financing activities		415
Net decrease in cash & cash equivalents	(17)	415
Cash & cash equivalents, beginning of period	415
Cash & cash equivalents, end of period	398	415
Supplemental cash flow information:
Income tax paid
Interest paid
NON-CASH TRANSACTION:
Common stock issued to founders for no consideration		60
Common stock issued to officer for no consideration		$ 610